UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Institutional Class (formerly, Retail Class) – WRLDX

SEMI-ANNUAL REPORT

March 31, 2023

Scharf Investments, LLC

(This Page Intentionally Left Blank.)

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TABLE OF CONTENTS

Letter from the President	2
To Our Shareholders	9
Expense Examples	12
Sector Allocation of Portfolio Assets	14
Schedules of Investments	17
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	41
Notes to Financial Statements	46
Notice to Shareholders	63
Statement Regarding Liquidity Risk Management Program	64
Householding	64
Approval of Investment Advisory Agreement	65
Privacy Notice	70

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Letter from the President

Dear Fellow Shareholders,

Spring has sprung and I hope you and your families have weathered the numerous weather events that we’ve seen over the past few months. We’ve recently experienced the annual college basketball tradition known as March Madness. It’s a time when upsets can occur and defense often wins championships. The same can be said for the madness we saw in the financial markets in March. From the sudden collapse of Silicon Valley Bank and turmoil at First Republic, to the sale of global institution Credit Suisse to UBS, along with another interest rate hike by the Fed and continued elevated inflation, it’s been a volatile period. It’s times like these that reinforce the value of our time-tested investment approach, which looks for consistency, sustainability, and quality especially during adverse market conditions.

Despite the volatility, the stock market followed up last quarter’s positive performance with a positive Q1. However, stock market gains were lumpy and primarily led by mega-cap tech stocks that were beaten down at the end of 2022. In fact, as of March 31, 2023, the top 20 companies in the S&P 500 accounted for nearly all of the Q1 return for the Index. In fact, the other 480 companies in the Index only contributed .03% of the Index’s Q1 return, and the median return of all S&P 500 stocks was 1.9%. The Russell 1000 Value Index delivered a return of 1.0%.

SVB and the Banking Crisis

On Friday, March 10th, recent challenges in the U.S. banking system led to the second-largest bank failure in U.S. history and the largest bank failure since 2008. After news broke that Silicon Valley Bank (“SVB”) had sold some assets at a loss, fear quickly rose to a panic. This panic led SVB’s customers to run for the door all at once. Depositors attempted to withdraw 42% of SVB’s deposits on Thursday, March 9th alone. As a result, SVB did not have the liquidity to meet these demands and was put into receivership. The Federal Deposit Insurance Corporation (FDIC) then quickly announced they would guarantee that all depositors at SVB would receive 100% of their deposits back, including uninsured deposits above the $250,000 limit.

At the time of its collapse, SVB was the 16th largest bank in the United States and the largest bank by deposits in Silicon Valley which provided banking services to roughly half of all startups in the country. This was a classic case of a run on the bank.

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What Went Wrong?

In response to the pandemic, as shown below, the Fed dramatically expanded its balance sheet (i.e., they created lots of new money.) As a result, U.S. banks were flooded with roughly $5.4 trillion in deposits. This record flow of new deposits left the banks literally drowning in cash. Banks needed a way to earn income on this newfound treasure trove.

The great financial crisis of the 2008 era taught banks to avoid credit risk. They smartly avoided bringing back “liar loans” (who doesn’t miss those?) and 105% loan-to-value mortgages made to anyone who could fog a mirror. In fact, it is estimated that only 15% of these new deposits were lent out. Instead, many of the banks, including SVB, decided to play it safe. They mostly invested in treasuries and mortgages backed by the federal government. So why did SVB fail and the market is suddenly worried about contagion to other banks? Unlike 2008 when banks were saddled with bad debts, this time the problem (at least for now) is liquidity and duration (aka interest rate) risk.

With rates near zero, it was impossible for banks to earn interest on any safe short-term investments. But many bank CEOs are incentivized based on short-term earnings, and those earnings are dependent on interest income. While short-term securities were yielding near zero, longer-dated securities (i.e., those maturing in 10 years or more) offered higher, but relatively meager yields of around 2%. Nevertheless, 2% is better than 0%, so many bank CEOs took the plunge and loaded their balance sheet with long-dated bonds. This allowed them to generate some (short term) profit on these new deposits.

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In our humble opinion, this was a reckless decision though one that is somewhat predictable given the situation. As you can see in the chart above, the Fed kept rates near zero for much of the previous decade. With rates having been that low for that long, many investors (including banks) felt pressure to do something to generate a return on their money. With the flood of money created by the Fed, it is not surprising that much of this money found its way into longer-dated securities as that was the only place to earn a yield at the time.

There is a famous Wall Street saying, “More money has been lost reaching for yield than at the point of a gun.” The safe securities owned by the banks might not have credit risk, but they do have interest rate risk. As a byproduct of the Fed having kept rates so low for so long, many forgot this. The textbook definition of interest rate risk is “the potential for investment losses that can be triggered by a move upward in the prevailing rates for debt instruments.” In other words, the longer the maturity, the more the bond loses when rates rise. When the Fed suddenly increased rates at one of the fastest paces in history, as you can see in the chart below, long-dated bonds, even “safe ones,” held by many banks, fell hard. For example, one of the “safest” bonds on the planet, the 30-year treasury bond, fell roughly 30% last year alone. Simply put, many banks have found themselves holding securities, such as mortgages, that are paying low interest rates in a suddenly high interest rate environment.

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At least on paper, this created massive losses for the banks. Since these are “safe” securities, so long as the banks hold them to maturity, they should get their money back (with meager interest for their troubles). Unfortunately, as SVB learned the hard way, depositors can ask for their money back at a moment’s notice. SVB was more vulnerable to a bank run because the vast majority of SVB’s deposits were large commercial customers (with over 90% of deposits being uninsured). Commercial depositors are larger but prone to leave if they sense trouble because they have more at risk as they tend to hold higher balances than the FDIC insurance limit. In addition, including unrealized losses, SVB had the lowest Tier 1 Capital Ratio of any bank.

Key Takeaways

Unlike 2008, most banks don’t appear to have credit problems from over-aggressive lending. Large banks should also be less at risk of depositors pulling their funds as they did with SVB. Thus, most large banks should be able to weather the storm. Credit Suisse had its own problems that were unrelated to SVB and Signature Bank. Smaller banks, on the other hand, are more vulnerable, especially as many depositors are now looking for yields higher than many banks can afford to pay. That’s what we’ve seen with First Republic. To protect smaller banks, the Fed is potentially going to have to end its rate hike cycle soon and pivot to buying U.S. Treasury bills (“T-Bills”) to make it less tempting for depositors to move more money out of banks.

This story is far from over and more problems are expected to come to light. Even though depositors will most likely be protected in the event of any future bankruptcies, we suggest you consider T-bills, especially for amounts over the $250,000 FDIC deposit limit as they are safer and offer higher yields. Please give us a call if you would like to discuss how we can help you invest in T-bills which are currently yielding around 4-4.5%.

Market stress events are a valuable reminder of the importance of sticking to a disciplined investment process. Unlike many bank CEOs, we resisted the temptation to reach for yield and instead maintained shorter-term duration or floating rate securities in our bond portfolios. Moreover, for years, we have been rolling T-bills in client accounts to generate additional yield while eliminating the potential credit risk associated with leaving their excess cash on someone else’s balance sheet.

We currently do not hold any bank stocks in our portfolio. Instead, we believe we have purchased companies with strong earnings and capable management that have prior experience with markets such as these, including Berkshire, Brookfield, and Markel. As an example of their resiliency, during the bear market last year, both Berkshire and Markel posted gains. To the extent that there are concerns about the financial stability of banks, we believe these companies should be mostly unaffected. In fact, if history is any guide, Berkshire could benefit as Mr. Buffett is famous for striking great deals for his shareholders when there is the proverbial “blood in the streets.”

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Current Portfolio Positioning

Our Sustainable Value (Equity) composite is well-positioned vis-à-vis both the Russell 1000 Value Index and the S&P 500. The consistent earnings quality among our companies is evident where the median company in our portfolio has compounded earnings at an 11% rate over the past 10 years and is expected to grow earnings by 10% in 2023. Meanwhile, the Russell 1000 Value and the S&P are both expected to see earnings declines this year. Nonetheless, the median company in our equity composite trades at just over 16x Wall Street analysts’ 2023 expected earnings, a discount versus the S&P 500 at over 18x, and a slight premium to the Russell 1000 Value (14.5x). Further, the median company in our Sustainable Value Composite has compelling upside to its 10-year median high P/E, compared to the median high for both the Russell 1000 Value and the S&P 500.

Similarly, our Global Opportunity composite compares favorably to the MSCI ACWI Index. The median company in our portfolio trades at 16.4x analysts’ expected 2023 earnings, slightly ahead of the ACWI at approximately 15.7x. Meanwhile, our companies have grown earnings well ahead of the MSCI ACWI Index over the last 10 years. This trend is expected to continue in 2023 with double-digit earnings growth for our median holding versus flat earnings for the MSCI ACWI Index. Altogether, the median company in our global composite is well-positioned with approximately 29% upside to its 10-year median high P/E, which exceeds 13% for MSCI ACWI.

The Path Forward

We believe the current environment will present new opportunities for the long-term investor and we are actively seeking out bargains. As we search for new investment ideas, we prioritize resiliency and the quality of the balance sheet. In addition, we want committed management. In contrast, insiders at Silicon Valley Bank sold heavily in the months before it failed. In times of stress, we feel reassured to be invested alongside people like Mr. Gayner, the CEO of Markel, and Mr. Buffett. Their historical track records demonstrate that they will stay focused on the long term and not chase short-term results as so many others have done.

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Regardless of what happens, you should take confidence that for the past four decades we have weathered the ups and downs of many market cycles and remain focused on protecting your capital. We believe the portfolio is currently positioned with limited exposure to current problem areas, and we will adjust, if necessary, as the situation evolves.

I hope that you, your families and those closest to you are healthy and well. Thank you for your continued trust and confidence in Scharf Investments and the Scharf Funds. My team and I welcome your comments and the opportunity to respond to your questions. Please don’t hesitate to reach out to us.

Best regards,

Brian Krawez, CFA
President and Lead Portfolio Manager
April 26, 2023

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in securities representing equity or debt. These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund. The Funds follow an investment style that favors relatively low valuations. Investment in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

The securities identified and described do not represent all of the securities purchased, sold, or recommended for client accounts. The reader should not assume that an investment in the securities identified was or will be profitable.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

Terms and Definitions:

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Nasdaq Composite Index is a market capitalization-weighted index of more than 3,700 stocks listed on the Nasdaq stock exchange.

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The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

The MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S.-based companies.

You cannot invest directly in an index.

Earnings Per Share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability.

Favorability Ratio is a proprietary metric we use in stock selection. To qualify for purchase, securities must offer at least 3-to-1 upside potential compared with downside risk.

Price to Earnings Ratio (P/E) is a valuation ratio of a company’s current share price compared to its per-share earnings. Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Margin of Safety is a principle of investing in which an investor only purchases securities when the market price is significantly below its intrinsic value.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy and sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

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TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2023
SCHARF FUND
						Since	Since
	6	One	Three	Five	Ten	Inception	Inception
Cumulative:	Months	Year	Year	Year	Year	12/30/11	1/28/15
Scharf Fund –
Institutional Class	13.18%	-6.53%	49.86%	56.84%	156.19%	213.65%	N/A
Scharf Fund –
Retail Class	13.01%	-6.82%	48.56%	54.53%	N/A	N/A	81.86%
S&P 500® Index (with
dividends reinvested)	15.62%	-7.73%	66.84%	69.94%	217.36%	307.20%	139.60%
Russell 1000® Value	13.55%	-5.91%	63.99%	43.55%	139.52%	216.10%	85.09%
Annualized:
Scharf Fund –
Institutional Class	—	—	14.44%	9.42%	9.86%	10.69%	N/A
Scharf Fund –
Retail Class	—	—	14.10%	9.10%	N/A	N/A	7.59%
S&P 500® Index (with
dividends reinvested)	—	—	18.60%	11.19%	12.24%	13.29%	11.29%
Russell 1000® Value	—	—	17.93%	7.50%	9.13%	10.77%	7.83%

SCHARF MULTI-ASSET OPPORTUNITY FUND
						Since	Since
	6	One	Three	Five	Ten	Inception	Inception
Cumulative:	Months	Year	Year	Year	Year	12/31/12	1/21/16
Scharf Multi-Asset
Opportunity Fund –
Institutional Class	10.56%	-6.00%	34.40%	41.95%	104.59%	114.91%	N/A
Scharf Multi-Asset
Opportunity Fund –
Retail Class	10.42%	-6.24%	33.30%	40.11%	N/A	N/A	65.61%
Lipper Balanced Funds
Index (with dividends
reinvested)	10.94%	-6.04%	31.67%	31.95%	88.43%	98.59%	68.84%
Bloomberg Barclays U.S.
Aggregate Bond Index	4.89%	-4.78%	-8.09%	4.61%	14.51%	14.37%	8.57%
S&P 500® Index (with
dividends reinvested)	15.62%	-7.73%	66.84%	69.94%	217.36%	251.02%	151.32%
Annualized:
Scharf Multi-Asset
Opportunity Fund –
Institutional Class	—	—	10.36%	7.26%	7.42%	7.75%	N/A
Scharf Multi-Asset
Opportunity Fund –
Retail Class	—	—	10.06%	6.98%	N/A	N/A	7.27%
Lipper Balanced Funds
Index (with dividends
reinvested)	—	—	9.61%	5.70%	6.54%	6.93%	7.55%
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	-2.77%	0.91%	1.36%	1.32%	1.15%
S&P 500® Index (with
dividends reinvested)	—	—	18.60%	11.19%	12.24%	13.04%	13.67%

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SCHARF GLOBAL OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	10/14/14
Scharf Global Opportunity Fund	18.57%	-8.15%	47.65%	53.36%	106.09%
MSCI All Country World Index (Net)	17.78%	-7.44%	53.52%	39.78%	90.46%
Annualized:
Scharf Global Opportunity Fund	—	—	13.87%	8.93%	8.92%
MSCI All Country World Index (Net)	—	—	15.36%	6.93%	7.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios, as of the Funds’ registration statement dated December 30, 2022, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, and Scharf Global Opportunity Fund are 0.97%, 1.22%, 1.10%, 1.35%, and 1.37%, respectively. The net expense ratios, as of the Funds’ registration statement dated December 30, 2022, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, and Scharf Global Opportunity Fund represent the percentages paid by investors and are 0.89%, 1.14%, 0.95%, 1.20%, and 0.62%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2024 for the Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund. The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase. The Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase. Had a redemption fee been included, returns would be lower.

For the fiscal six months ended March 31, 2023, the Scharf Funds mutual funds performed as follows:

Scharf Fund Institutional Class and Retail Class returned 13.18% and 13.01%, respectively, compared to the 15.62% return for the S&P 500® Index (“S&P 500”). The key contributors to relative performance for the period were Oracle, Booking Holdings, and Valvoline. The key detractors from relative performance were CVS Health, Centene, and Advance Auto Parts.

Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 10.56% and 10.42%, respectively, compared to the 10.94% return for the Lipper Balanced Funds Index, 4.89% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 15.62% return for the S&P 500. The key contributors to relative

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performance for the period were Oracle, Booking Holdings, and Valvoline. The key detractors from relative performance were CVS Health, Centene, and Advance Auto Parts.

Scharf Global Opportunity Fund returned 18.57% compared to the 17.78% return for the MSCI All Country World Index (Net). The key contributors to relative performance for the period were Booking Holdings, Oracle, and Baidu. The key detractors from relative performance were CVS Health, Centene, and Advance Auto Parts.

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EXPENSE EXAMPLES at March 31, 2023 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (10/1/22-3/31/23).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLES at March 31, 2023 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/22	3/31/23	10/1/22-3/31/23	Ratio*
Institutional Class
Actual	$1,000.00	$1,131.80	$4.57	0.86%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.64	$4.33	0.86%
Retail Class
Actual	$1,000.00	$1,130.10	$6.05	1.14%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.25	$5.74	1.14%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/22	3/31/23	10/1/22-3/31/23	Ratio*
Institutional Class
Actual	$1,000.00	$1,105.60	$5.04	0.96%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Retail Class
Actual	$1,000.00	$1,104.20	$6.40	1.22%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.85	$6.14	1.22%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/22	3/31/23	10/1/22-3/31/23	Ratio*
Institutional Class
Actual	$1,000.00	$1,185.70	$3.38	0.62%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.84	$3.13	0.62%

*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2023 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2023 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2023 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

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SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares	COMMON STOCKS – 89.17%	Value

	Aerospace and Defense – 3.75%
31,591	Lockheed Martin Corp.	$14,934,013

	Beverages – 5.88%
40,680	Constellation Brands, Inc. – Class A	9,189,205
132,390	Heineken N.V. (b)	14,222,794
		23,411,999

	Capital Markets – 4.75%
176,297	Brookfield Asset
	Management Ltd. – Class A – ADR	5,768,438
403,062	Brookfield Corp.	13,135,790
		18,904,228

	Chemicals – 3.83%
436,145	Valvoline, Inc.	15,238,906

	Commercial Services & Supplies – 2.27%
441,046	MillerKnoll, Inc.	9,019,391

	Diversified Financial Services – 6.81%
87,877	Berkshire Hathaway, Inc. – Class B (a)	27,133,781

	Entertainment – 3.12%
145,131	Activision Blizzard, Inc.	12,421,762

	Health Care Equipment & Supplies – 2.03%
583,970	Smith & Nephew plc	8,082,680

	Health Care Providers & Services – 14.40%
236,220	Centene Corp. (a)	14,931,466
206,135	CVS Health Corp.	15,317,892
76,120	McKesson Corp.	27,102,526
		57,351,884

	Insurance – 4.45%
13,886	Markel Corp. (a)	17,738,115

	Interactive Media & Services – 0.94%
24,769	Baidu, Inc. – ADR (a)	3,738,138

	Internet & Direct Marketing Retail – 4.48%
6,722	Booking Holdings, Inc. (a)	17,829,500

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS – 89.17%, Continued	Value

	IT Services – 3.56%
125,233	Fiserv, Inc. (a)	$14,155,086

	Media – 4.36%
458,076	Comcast Corp. – Class A	17,365,661

	Personal Products – 2.94%
225,735	Unilever plc – ADR	11,722,419

	Pharmaceuticals – 7.46%
86,169	Johnson & Johnson	13,356,195
177,697	Novartis AG – ADR	16,348,124
		29,704,319

	Road & Rail – 2.29%
118,550	Canadian Pacific Railway, Ltd. (b)	9,121,237

	Software – 9.83%
73,342	Microsoft Corp.	21,144,499
193,810	Oracle Corp.	18,008,825
		39,153,324

	Specialty Retail – 2.02%
66,027	Advance Auto Parts, Inc.	8,029,543
	TOTAL COMMON STOCKS
	(Cost $266,330,701)	355,055,986

	PREFERRED STOCK – 2.38%

	Technology Hardware,
	Storage & Peripherals – 2.38%
228,560	Samsung Electronics Co., Ltd., 2.01% (b)	9,462,983
	TOTAL PREFERRED STOCK
	(Cost $3,697,316)	9,462,983

	SHORT-TERM INVESTMENTS – 8.15%

	Money Market Fund – 1.45%
5,771,753	First American Treasury Obligations
	Fund, Class Z, 4.67% (c)	5,771,753
	TOTAL MONEY MARKET FUND
	(Cost $5,771,753)	5,771,753

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Principal
Amount	SHORT-TERM INVESTMENTS – 8.15%, Continued	Value

	U.S. Treasury Bills – 6.70%
$3,500,000	4.41%, 5/4/2023 (d)	$3,486,091
5,875,000	4.56%, 6/29/2023 (d)	5,809,246
7,500,000	3.80%, 7/13/2023 (d)	7,401,546
4,300,000	4.63%, 8/17/2023 (d)	4,223,838
600,000	4.68%, 9/28/2023 (d)	586,059
5,300,000	4.25%, 10/5/2023 (d)	5,174,237
	TOTAL U.S. TREASURY BILLS
	(Cost $26,706,017)	26,681,017
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,477,770)	32,452,770
	Total Investments in Securities
	(Cost $302,505,787) – 99.70%	396,971,739
	Other Assets in Excess of Liabilities – 0.30%	1,201,910
	TOTAL NET ASSETS – 100.00%	$398,173,649

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2023.
(d)	Rate shown is the discount rate at March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares	COMMON STOCKS – 63.11%	Value
	Aerospace and Defense – 2.65%
2,653	Lockheed Martin Corp.	$1,254,153

	Beverages – 4.11%
3,295	Constellation Brands, Inc. – Class A	744,308
11,156	Heineken N.V. (b)	1,198,500
		1,942,808

	Capital Markets – 3.41%
15,099	Brookfield Asset
	Management Ltd. – Class A – ADR	494,039
34,204	Brookfield Corp.	1,114,709
		1,608,748

	Chemicals – 2.65%
35,875	Valvoline, Inc.	1,253,473

	Commercial Services & Supplies – 1.64%
37,846	MillerKnoll, Inc.	773,951

	Diversified Financial Services – 4.77%
7,301	Berkshire Hathaway, Inc. – Class B (a)	2,254,330

	Entertainment – 2.25%
12,399	Activision Blizzard, Inc.	1,061,230

	Health Care Equipment & Supplies – 1.43%
48,965	Smith & Nephew plc	677,720

	Health Care Providers & Services – 10.27%
20,050	Centene Corp. (a)	1,267,361
17,840	CVS Health Corp.	1,325,690
6,344	McKesson Corp.	2,258,781
		4,851,832

	Insurance – 3.14%
1,161	Markel Corp. (a)	1,483,073

	Interactive Media & Services – 0.71%
2,226	Baidu, Inc. – ADR (a)	335,948

	Internet & Direct Marketing Retail – 3.26%
581	Booking Holdings, Inc. (a)	1,541,050

	IT Services – 2.48%
10,383	Fiserv, Inc. (a)	1,173,591

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS – 63.11%, Continued	Value

	Media – 3.11%
38,776	Comcast Corp. – Class A	$1,469,998

	Personal Products – 2.04%
18,563	Unilever plc – ADR	963,977

	Pharmaceuticals – 5.17%
6,982	Johnson & Johnson	1,082,210
14,806	Novartis AG – ADR	1,362,152
		2,444,362

	Road & Rail – 1.70%
10,443	Canadian Pacific Railway, Ltd. (b)	803,484

	Software – 6.95%
6,067	Microsoft Corp.	1,749,116
16,508	Oracle Corp.	1,533,923
		3,283,039

	Specialty Retail – 1.37%
5,326	Advance Auto Parts, Inc.	647,695
	TOTAL COMMON STOCKS
	(Cost $21,549,472)	29,824,462

	PREFERRED STOCKS – 3.74%

	Capital Markets – 0.70%
350,000	Charles Schwab Corp. – Series G, 5.375%	333,375

	Closed-End Funds – 0.72%
6,900	GDL Fund – Series C, 4.00%	340,101

	Technology Hardware,
	Storage & Peripherals – 2.32%
26,435	Samsung Electronics Co., Ltd., 2.01% (b)	1,094,478
	TOTAL PREFERRED STOCKS
	(Cost $1,147,678)	1,767,954

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Shares	REITs – 1.42%	Value

	Equity Real Estate
	Investment Trusts (REITs) – 1.42%
1	Orion Office REIT, Inc.	$7
10,585	Realty Income Corp.	670,242
	TOTAL REITs (Cost $653,577)	670,249

	EXCHANGE-TRADED FUNDS – 4.03%
35,295	iShares Silver Trust (a)	780,725
6,143	SPDR Gold Shares (a)	1,125,521
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,344,878)	1,906,246

Principal
Amount	CORPORATE BONDS – 5.40%

	Beverages – 0.61%
	Coca-Cola Consolidated, Inc.
$150,000	3.80%, 11/25/2025	148,562
	Coca-Cola Refreshments USA LLC
125,000	6.75%, 9/15/2028	139,934
		288,496

	Computer and Electronic
	Product Manufacturing – 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	89,000

	Credit Intermediation and
	Related Activities – 0.21%
	JPMorgan Chase Financial Co LLC
100,000	5.00%, 9/16/2027	98,599

	Entertainment – 0.32%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	150,311

	Food Products – 0.34%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	162,118

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 5.40%, Continued	Value

	Internet & Direct Marketing Retail – 0.32%
	Amazon.com, Inc.
$150,000	5.20%, 12/3/2025	$152,758

	IT Services – 0.34%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	158,887

	Petroleum and Coal
	Products Manufacturing – 1.14%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	539,791

	Pharmaceutical and Medicine
	Manufacturing – 0.32%
	Wyeth LLC
150,000	6.45%, 2/1/2024	151,641

	Securities and Commodity Contracts
	Intermediation and Brokerage – 1.61%
	Goldman Sachs Group, Inc.
1,001,000	5.73%, 6/1/2043 (c)	760,760
	TOTAL CORPORATE BONDS
	(Cost $2,604,979)	2,552,361

	MUNICIPAL BONDS – 6.16%
	California Health Facilities Financing
	Authority, Revenue Bonds, Persons
	with Developmental Disabilities
95,000	7.875%, 2/1/2026	95,231
	California Infrastructure & Economic
	Development Bank
130,000	3.25%, 7/1/2026	124,554
	City of New York, General Obligation,
	Build America Bonds
175,000	5.887%, 12/1/2024	177,917
35,000	5.424%, 3/1/2025	35,429
	City of San Jose CA
175,000	2.60%, 9/1/2027	163,043

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 6.16%, Continued	Value
	Lake of Elsinore California
	Improvement Bond Act 1915
$150,000	1.153%, 9/2/2025	$137,390
	Los Angeles Department of Water & Power
	Water System Revenue
85,000	5.381%, 7/1/2024	85,838
	Los Angeles Unified School District/CA
230,000	5.72%, 5/1/2027	238,923
	Pasadena California Pension Obligation
	Refunding Taxable – Series B
100,000	4.625%, 5/1/2038	100,716
	San Francisco Bay Area Toll
	Authority, Revenue Bonds
100,000	2.234%, 4/1/2023	100,000
65,000	6.793%, 4/1/2030	69,338
	San Francisco City & County Airport
	Comm-San Francisco International Airport
180,000	2.293%, 5/1/2028	161,644
	San Jose Redevelopment Agency Successor Agency
250,000	3.176%, 8/1/2026	240,239
	Solano County Community College District
100,000	5.25%, 8/1/2032	99,987
	State of California
125,000	2.25%, 10/1/2023	123,330
100,000	3.375%, 4/1/2025	98,145
200,000	2.65%, 4/1/2026	191,208
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	15,000
	State of Connecticut, Build America Bonds
25,000	5.30%, 12/1/2023	25,025
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	14,872
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	25,004
	State of Mississippi
100,000	4.511%, 11/1/2024	99,725

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 6.16%, Continued	Value
	State of Oregon, General Obligation,
	Board of Higher Educations – Taxable
$5,000	5.742%, 8/1/2024	$5,048
	Toledo City School District, General
	Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	225,877
	University of California
150,000	4.062%, 5/15/2033	149,811
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	106,756
	TOTAL MUNICIPAL BONDS
	(Cost $2,999,374)	2,910,050

	OTHER SECURITIES – 2.68%
	Independent Power and Renewable
	Electricity Producers – 2.68%
26,200	Tennessee Valley Authority,
	Series D, PAARS, Power Bond	566,182
	6.75%, (reset annually @ CMT 30 year index average
	+ 94 bps if lower than current rate), 6/1/2028 (c)
33,100	Tennessee Valley Authority,
	Series A, Power Bond, 6.50%	700,396
	6.50%, (reset annually @ CMT 30 year index average
	+ 84 bps if lower than current rate), 5/1/2029 (c)
	TOTAL OTHER SECURITIES
	(Cost $1,431,965)	1,266,578

Shares	SHORT-TERM INVESTMENTS – 13.28%
	Money Market Fund – 2.19%
1,036,936	First American Treasury Obligations
	Fund, Class Z, 4.67% (d)	1,036,936
	TOTAL MONEY MARKET FUND
	(Cost $1,036,936)	1,036,936

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Principal
Amount	SHORT-TERM INVESTMENTS – 13.28%, Continued	Value

	U.S. Treasury Bills – 11.09%
$1,500,000	3.60%, 4/20/2023 (e)	$1,496,690
500,000	4.41%, 5/4/2023 (e)	498,013
1,000,000	4.58%, 6/29/2023 (e)	988,808
400,000	3.62%, 7/13/2023 (e)	394,749
1,000,000	4.67%, 8/17/2023 (e)	982,288
400,000	4.68%, 9/28/2023 (e)	390,706
500,000	4.15%, 10/5/2023 (e)	488,136
	TOTAL U.S. TREASURY BILLS
	(Cost $5,241,597)	5,239,390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,278,533)	6,276,326
	Total Investments in Securities
	(Cost $38,010,456) – 99.82%	47,174,226
	Other Assets in Excess of Liabilities – 0.18%	85,871
	TOTAL NET ASSETS – 100.00%	$47,260,097

ADR	American Depository Receipt
CMT	Constant Maturity
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2023.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2023.
(e)	Rate shown is the discount rate at March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares	COMMON STOCKS – 93.04%	Value

	Aerospace and Defense – 2.66%
1,414	Lockheed Martin Corp.	$668,440

	Beverages – 4.19%
11,505	Heineken Holding N.V. (b)	1,054,949

	Capital Markets – 5.76%
7,300	Brookfield Asset
	Management Ltd. – Class A – ADR	238,856
37,150	Brookfield Corp.	1,210,719
		1,449,575

	Chemicals – 2.82%
20,327	Valvoline, Inc.	710,225

	Commercial Services & Supplies – 2.49%
30,580	MillerKnoll, Inc.	625,361

	Diversified Financial Services – 3.64%
2,962	Berkshire Hathaway, Inc. – Class B (a)	914,577

	Entertainment – 4.32%
12,700	Activision Blizzard, Inc.	1,086,993

	Health Care Equipment & Supplies – 3.41%
62,020	Smith & Nephew plc	858,414

	Health Care Providers & Services – 12.16%
14,598	Centene Corp. (a)	922,740
14,105	CVS Health Corp.	1,048,142
3,056	McKesson Corp.	1,088,089
		3,058,971

	Household Durables – 2.67%
7,397	Sony Corp. – ADR	670,538

	Insurance – 6.50%
68,290	AIA Group, Ltd.	719,011
716	Markel Corp. (a)	914,626
		1,633,637

	Interactive Media & Services – 7.92%
7,917	Baidu, Inc. – ADR (a)	1,194,833
16,195	Tencent Holdings, Ltd. (b)	795,938
		1,990,771

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS – 93.04%, Continued	Value

	Internet & Direct Marketing Retail – 3.00%
284	Booking Holdings, Inc. (a)	$753,285
1	Meituan (a)	9
		753,294

	IT Services – 3.06%
6,800	Fiserv, Inc. (a)	768,604

	Media – 3.89%
25,835	Comcast Corp. – Class A	979,405

	Metals & Mining – 3.37%
45,705	Barrick Gold Corp. (b)	848,742

	Personal Products – 2.75%
13,341	Unilever plc – ADR	692,798

	Pharmaceuticals – 6.27%
3,259	Johnson & Johnson	505,145
11,663	Novartis AG – ADR	1,072,996
		1,578,141

	Road & Rail – 1.84%
6,028	Canadian Pacific Railway, Ltd. (b)	463,794

	Software – 6.37%
1,973	Microsoft Corp.	568,816
11,134	Oracle Corp.	1,034,571
		1,603,387

	Specialty Retail – 1.71%
3,535	Advance Auto Parts, Inc.	429,891

	Textiles, Apparel & Luxury Goods – 2.24%
865	Kering SA	562,858
	TOTAL COMMON STOCKS
	(Cost $19,672,983)	23,403,365

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

Shares	PREFERRED STOCK – 5.17%	Value

	Technology Hardware,
	Storage & Peripherals – 5.17%
31,420	Samsung Electronics Co., Ltd., 2.01% (b)	$1,300,870
	TOTAL PREFERRED STOCK
	(Cost $710,323)	1,300,870

	MONEY MARKET FUND – 1.63%
408,814	First American Treasury
	Obligations Fund, Class Z, 4.67% (c)	408,814
	TOTAL MONEY MARKET FUND
	(Cost $408,814)	408,814
	Total Investments in Securities
	(Cost $20,792,120) – 99.84%	25,113,049
	Other Assets in Excess of Liabilities – 0.16%	40,059
	TOTAL NET ASSETS – 100.00%	$25,153,108

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited), Continued

COUNTRY ALLOCATION
Country	% of Net Assets
United States	53.5%
Canada	11.0%
Cayman Islands	7.9%
United Kingdom	6.2%
Korea	5.2%
Switzerland	4.3%
Netherlands	4.2%
Hong Kong	2.8%
Japan	2.7%
France	2.2%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

(This Page Intentionally Left Blank.)

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2023 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$302,505,787 and $38,010,456, respectively)	$396,971,739	$47,174,226
Cash	392,753	1,733
Receivables:
Fund shares issued	886,489	—
Dividends and interest	386,796	122,049
Dividend tax reclaim	379,182	42,077
Prepaid expenses	35,227	21,212
Total assets	399,052,186	47,361,297
LIABILITIES
Payables:
Fund shares redeemed	270,803	—
Advisory fees	223,837	17,726
Administration and fund accounting fees	63,231	23,782
Audit fees	11,219	11,219
12b-1 distribution fees	207,019	16,535
Chief Compliance Officer fee	3,734	3,734
Custody fees	4,191	2,292
Directors fees	214	214
Legal fees	718	563
Shareholder reporting	8,374	2,887
Shareholder servicing fees	74,128	16,574
Transfer agent fees and expenses	11,069	5,674
Total liabilities	878,537	101,200
NET ASSETS	$398,173,649	$47,260,097
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$391,365,848	$37,032,582
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	8,194,781	1,111,614
Net asset value, offering and redemption price per share[1]	$47.76	$33.31
Retail Shares
Net assets applicable to shares outstanding	$6,807,801	$10,227,515
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	142,991	307,565
Net asset value, offering and redemption price per share[1]	$47.61	$33.25
COMPOSITION OF NET ASSETS
Paid-in capital	$301,826,533	$37,325,219
Total distributable earnings	96,347,116	9,934,878
Net assets	$398,173,649	$47,260,097

1	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase and 15 days of purchase, respectively.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2023 (Unaudited)

Scharf Global
Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $20,792,120)	$25,113,049
Cash	1,460
Receivables:
Investments sold	26,703
Dividends and interest	37,053
Dividend tax reclaim	17,076
Due from Adviser (Note 4)	2,066
Prepaid expenses	11,536
Total assets	25,208,943
LIABILITIES
Payables:
Audit fees	10,471
Shareholder servicing fees	10,258
12b-1 distribution fees	8,407
Administration and fund accounting fees	14,398
Legal fees	901
Chief Compliance Officer fee	3,734
Custody fees	2,093
Transfer agent fees and expenses	2,772
Shareholder reporting	2,588
Trustee fees and expenses	213
Total liabilities	55,835
NET ASSETS	$25,153,108
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares[1]
Net assets applicable to shares outstanding	$25,153,108
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	792,569
Net asset value, offering and redemption price per share[2]	$31.74
COMPOSITION OF NET ASSETS
Paid-in capital	$20,639,368
Total distributable earnings	4,513,740
Net assets	$25,153,108

1	Formerly Retail Shares.
2	A redemption fee of 2.00% is assessed against shares redeemed within 15 days of purchase.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2023 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $141,401 and $12,826, respectively)	$2,732,416	$279,954
Interest	590,679	226,712
Total income	3,323,095	506,666
Expenses
Advisory fees (Note 4)	1,541,003	200,668
Shareholder servicing fees – Institutional Class (Note 6)	136,122	17,814
Shareholder servicing fees – Retail Class (Note 6)	3,105	5,160
Administration and fund accounting fees (Note 4)	86,099	33,620
Registration fees	20,283	15,428
Transfer agent fees and expenses (Note 4)	20,040	7,645
Custody fees (Note 4)	18,202	6,487
Audit fees	11,218	11,218
Trustee fees and expenses	8,005	8,005
12b-1 distribution fees – Retail Class (Note 5)	7,761	12,901
Reports to shareholders	7,311	2,698
Chief Compliance Officer fee (Note 4)	5,609	5,609
Miscellaneous expenses	4,916	3,813
Legal fees	3,089	2,988
Insurance expense	2,914	1,171
Interest expense (Note 7)	781	—
Total expenses	1,876,458	335,225
Less: advisory fee waiver (Note 4)	(168,711)	(88,126)
Net expenses	1,707,747	247,099
Net investment income	1,615,348	259,567
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	4,280,281	921,816
Foreign currency	(8,672)	2,511
Net change in unrealized appreciation/(depreciation) on:
Investments	41,875,130	3,658,550
Foreign currency	18,244	782
Net realized and unrealized gain on investments
and foreign currency	46,164,983	4,583,659
Net Increase in Net Assets
Resulting from Operations	$47,780,331	$4,843,226

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2023 (Unaudited)

Scharf Global
Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $13,250)	$210,056
Interest	6,442
Total income	216,498
Expenses
Advisory fees (Note 4)	99,518
Administration and fund accounting fees (Note 4)	20,834
Registration fees	10,644
Audit fees	10,471
Trustee fees and expenses	8,004
Shareholder servicing fees – Institutional Class[1] (Note 6)	6,208
Custody fees (Note 4)	6,077
Chief Compliance Officer fee (Note 4)	5,609
Transfer agent fees and expenses (Note 4)	4,004
12b-1 distribution fees – Retail Class (Note 5)	3,783
Miscellaneous expenses	3,627
Legal fees	2,822
Reports to shareholders	2,230
Insurance expense	1,027
Total expenses	184,858
Less: advisory fee waiver and expense reimbursement (Note 4)	(112,136)
Net expenses	72,722
Net investment income	143,776
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(4,666)
Foreign currency	(1,392)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,729,057
Foreign currency	897
Net realized and unrealized gain on investments and foreign currency	3,723,896
Net Increase in Net Assets Resulting from Operations	$3,867,672

1	Formerly Retail Class.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,615,348	$2,131,767
Net realized gain/(loss) from:
Investments	4,280,281	21,473,932
Foreign currency	(8,672)	(7,208)
NAV loss payments	—	300
Net change in unrealized appreciation/(depreciation) on:
Investments	41,875,130	(66,514,380)
Foreign currency	18,244	(20,715)
Net increase/(decrease) in net assets
resulting from operations	47,780,331	(42,936,304)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(19,726,638)	(31,966,632)
Net dividends and distributions to shareholders –
Retail Class shares	(269,886)	(6,885,588)
Total distributions to shareholders	(19,996,524)	(38,852,220)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	8,806,918	42,755,276
Total increase/(decrease) in net assets	36,590,725	(39,033,248)
NET ASSETS
Beginning of period	361,582,924	400,616,172
End of period	$398,173,649	$361,582,924

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	608,395	$29,007,925	2,498,374	$125,134,728
Shares issued on
reinvestments of distributions	413,212	19,615,179	596,014	31,648,329
Shares redeemed*	(848,038)	(40,778,632)	(1,076,389)	(56,602,604)
Net increase	173,569	$7,844,472	2,017,999	$100,180,453
* Net of redemption fees of		$790		$1,978

Retail Class
	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	20,839	$997,478	41,355	$2,161,795
Shares issued on
reinvestments of distributions	5,313	251,594	130,261	6,885,588
Shares redeemed*	(6,122)	(286,626)	(1,366,193)	(66,472,560)
Net increase/(decrease)	20,030	$962,446	(1,194,577)	$(57,425,177)
* Net of redemption fees of		$13		$267

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$259,567	$256,233
Net realized gain/(loss) from:
Investments	921,816	1,726,334
Foreign currency	2,511	(3,520)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,658,550	(7,627,823)
Foreign currency	782	(651)
Net increase/(decrease) in net assets
resulting from operations	4,843,226	(5,649,427)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(1,304,574)	(3,934,277)
Net dividends and distributions to shareholders –
Retail Class	(315,956)	(614,362)
Total distributions to shareholders	(1,620,530)	(4,548,639)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(2,771,277)	6,464,163
Total increase/(decrease) in net assets	451,419	(3,733,903)
NET ASSETS
Beginning of period	46,808,678	50,542,581
End of period	$47,260,097	$46,808,678

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,703	$355,391	51,978	$1,907,270
Shares issued on
reinvestments of distributions	39,023	1,290,490	106,834	3,890,881
Shares redeemed*	(118,364)	(3,883,469)	(125,390)	(4,625,238)
Net increase/(decrease)	(68,638)	$(2,237,588)	33,422	$1,172,913
* Net of redemption fees of		$—		$1,551

Retail Class
	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued in connection
with reorganization (Note 12)	—	$—	177,701	$6,502,935
Shares sold	784	24,950	16,201	591,940
Shares issued on
reinvestments of distributions	9,566	315,956	16,887	614,362
Shares redeemed*	(26,048)	(874,595)	(66,508)	(2,417,987)
Net increase/(decrease)	(15,698)	$(533,689)	144,281	$5,291,250
* Net of redemption fees of		$—		$440

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$143,776	$246,470
Net realized gain/(loss) from:
Investments	(4,666)	72,208
Foreign currency	(1,392)	(2,151)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,729,057	(4,766,054)
Foreign currency	897	(955)
Net increase/(decrease) in net assets
resulting from operations	3,867,672	(4,450,482)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(258,154)	(2,526,187)
Total distributions to shareholders	(258,154)	(2,526,187)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	609,691	2,267,906
Total increase/(decrease) in net assets	4,219,209	(4,708,763)
NET ASSETS
Beginning of period	20,933,899	25,642,662
End of period	$25,153,108	$20,933,899

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	41,555	$1,300,312	58,601	$2,001,457
Shares issued on
reinvestments of distributions	5,860	180,553	74,917	2,526,187
Shares redeemed*	(28,446)	(871,174)	(67,354)	(2,259,738)
Net increase	18,969	$609,691	66,164	$2,267,906
* Net of redemption fees of		$568		$1,219

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended,
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$44.40		$54.78	$46.02	$46.21	$46.72	$44.08

Income from
investment operations:
Net investment income^	0.20		0.29	0.39	0.34	0.23	0.26
Net realized and unrealized
gain/(loss) on investments
and foreign currency	5.64		(5.26)	10.14	3.35	2.99	3.61
Total from
investment operations	5.84		(4.97)	10.53	3.69	3.22	3.87

Less distributions:
From net investment income	(0.31)		(0.38)	(0.37)	(0.24)	(0.39)	(0.08)
From net realized
gain on investments	(2.17)		(5.03)	(1.40)	(3.64)	(3.34)	(1.15)
Total distributions	(2.48)		(5.41)	(1.77)	(3.88)	(3.73)	(1.23)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$47.76		$44.40	$54.78	$46.02	$46.21	$46.72

Total return	13.18	%‡	-10.69%	23.43%	8.12%	7.61%	8.93%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$391,366		$356,162	$328,886	$282,746	$298,028	$350,205
Ratio of expenses
to average net assets:
Before fee waivers	0.95	%†	0.94%	0.94%	1.00%	1.06%	1.08%
After fee waivers	0.86	%†	0.86%	0.86%	0.90%	0.96%	0.96%
Ratio of net investment
income to average net assets:
Before fee waivers	0.73	%†	0.48%	0.66%	0.68%	0.44%	0.47%
After fee waivers	0.82	%†	0.56%	0.74%	0.78%	0.54%	0.59%
Portfolio turnover rate	11.35	%‡	22.66%	29.21%	52.15%	47.87%	39.71%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months
	Ended,
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$44.09		$54.44	$45.74	$45.95	$46.43	$43.87

Income from
investment operations:
Net investment income^	0.13		0.15	0.24	0.22	0.11	0.12
Net realized and unrealized
gain/(loss) on investments
and foreign currency	5.59		(5.25)	10.09	3.33	2.98	3.59
Total from
investment operations	5.72		(5.10)	10.33	3.55	3.09	3.71

Less distributions:
From net
investment income	(0.03)		(0.22)	(0.23)	(0.12)	(0.23)	—
From net realized
gain on investments	(2.17)		(5.03)	(1.40)	(3.64)	(3.34)	(1.15)
Total distributions	(2.20)		(5.25)	(1.63)	(3.76)	(3.57)	(1.15)
Paid-in capital
from redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$47.61		$44.09	$54.44	$45.74	$45.95	$46.43

Total return	13.01	%‡	-10.96%	23.08%	7.83%	7.32%	8.58%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,808		$5,421	$71,730	$66,531	$72,710	$70,365
Ratio of expenses
to average net assets:
Before fee waivers	1.23	%†	1.22%	1.22%	1.29%	1.34%	1.39%
After fee waivers	1.14	%†	1.14%	1.14%	1.19%	1.24%	1.27%
Ratio of net investment
income to average net assets:
Before fee waivers	0.48	%†	0.20%	0.38%	0.39%	0.16%	0.16%
After fee waivers	0.57	%†	0.28%	0.46%	0.49%	0.26%	0.28%
Portfolio turnover rate	11.35	%‡	22.66%	29.21%	52.15%	47.87%	39.71%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended,
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$31.16		$38.14	$34.01	$33.55	$33.58	$32.27

Income from
investment operations:
Net investment income^	0.18		0.19	0.28	0.33	0.38	0.34
Net realized and unrealized
gain/(loss) on investments
and foreign currency	3.10		(3.69)	5.18	2.60	1.70	1.67
Total from
investment operations	3.28		(3.50)	5.46	2.93	2.08	2.01

Less distributions:
From net
investment income	(0.22)		(0.30)	(0.31)	(0.43)	(0.49)	(0.07)
From net realized
gain on investments	(0.91)		(3.18)	(1.02)	(2.04)	(1.62)	(0.63)
Total distributions	(1.13)		(3.48)	(1.33)	(2.47)	(2.11)	(0.70)
Paid-in capital
from redemption fees	—		0.00 ^#	—	—	—	—
Net asset value,
end of period	$33.31		$31.16	$38.14	$34.01	$33.55	$33.58

Total return	10.56	%‡	-10.48%	16.46%	8.99%	6.89%	6.32%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$37,033		$36,772	$43,738	$40,450	$43,865	$46,366
Ratio of expenses
to average net assets:
Before fee waivers	1.32	%†	1.43%	1.46%	1.47%	1.45%	1.44%
After fee waivers	0.96	%†	0.97%	0.97%	0.96%	0.98%	0.97%
Ratio of net investment
income to average net assets:
Before fee waivers	0.76	%†	0.08%	0.28%	0.50%	0.71%	0.59%
After fee waivers	1.12	%†	0.54%	0.77%	1.01%	1.18%	1.06%
Portfolio turnover rate	10.41	%‡	20.53%	28.67%	48.02%	45.52%	36.29%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months
	Ended,
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$31.05		$38.02	$33.91	$33.47	$33.44	$32.16

Income from
investment operations:
Net investment income^	0.14		0.09	0.19	0.24	0.29	0.26
Net realized and unrealized
gain/(loss) on investments
and foreign currency	3.09		(3.68)	5.17	2.59	1.72	1.65
Total from
investment operations	3.23		(3.59)	5.36	2.83	2.01	1.91

Less distributions:
From net
investment income	(0.12)		(0.20)	(0.23)	(0.35)	(0.36)	(0.00)
From net realized
gain on investments	(0.91)		(3.18)	(1.02)	(2.04)	(1.62)	(0.63)
Total distributions	(1.03)		(3.38)	(1.25)	(2.39)	(1.98)	(0.63)
Paid-in capital from
redemption fees	—		0.00 ^#	—	0.00 ^#	—	—
Net asset value,
end of period	$33.25		$31.05	$38.02	$33.91	$33.47	$33.44

Total return	10.42	%‡	-10.74%	16.18%	8.68%	6.66%	6.00%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$10,227		$10,037	$6,805	$7,359	$5,874	$7,361
Ratio of expenses
to average net assets:
Before fee waivers	1.58	%†	1.69%	1.72%	1.74%	1.70%	1.70%
After fee waivers	1.22	%†	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers	0.50	%†	(0.20)%	0.03%	0.23%	0.45%	0.33%
After fee waivers	0.86	%†	0.26%	0.52%	0.74%	0.92%	0.80%
Portfolio turnover rate	10.41	%‡	20.53%	28.67%	48.02%	45.52%	36.29%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class*

	Six Months
	Ended,
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$27.06		$36.25	$29.32	$29.98	$31.30	$29.76

Income from
investment operations:
Net investment income	0.18	^	0.32 ^	0.31	0.28	0.37	0.31
Net realized and unrealized
gain/(loss) on investments
and foreign currency	4.83		(5.98)	7.31	2.22	0.90	3.05
Total from
investment operations	5.01		(5.66)	7.62	2.50	1.27	3.36

Less distributions:
From net
investment income	(0.33)		(0.30)	(0.23)	(0.41)	(0.28)	(0.21)
From net realized
gain on investments	—		(3.23)	(0.46)	(2.75)	(2.31)	(1.61)
Total distributions	(0.33)		(3.53)	(0.69)	(3.16)	(2.59)	(1.82)
Paid-in capital from
redemption fees	0.00	^#	0.00 ^#	—	—	—	0.00 ^#
Net asset value,
end of period	$31.74		$27.06	$36.25	$29.32	$29.98	$31.30

Total return	18.57	%‡	-17.53%	26.33%	8.09%	4.92%	11.72%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$25,153		$20,934	$25,643	$18,706	$17,763	$28,353
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	1.56	%†	1.66%	1.84%	1.99%	1.96%	1.72%
After fee waivers and
expense reimbursement	0.62	%†	0.65%	0.76%	0.70%	0.59%	0.52%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers and
expense reimbursement	0.27	%†	(0.06)%	(0.16)%	(0.42)%	(0.31)%	(0.26)%
After fee waivers and
expense reimbursement	1.21	%†	0.95%	0.92%	0.87%	1.06%	0.94%
Portfolio turnover rate	15.05	%‡	29.86%	37.42%	60.69%	73.90%	65.99%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
*	Formerly Retail Class.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011, and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively. The Scharf Global Opportunity Fund commenced operations on October 14, 2014.

At the close of business on December 29, 2022, the Scharf Global Opportunity Fund’s Retail Class shares converted to the Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets.  For the six months ended March 31, 2023, the Funds did not enter into derivatives transactions.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2023, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at March 31, 2023.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Scharf Investments, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2023:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,525,561	$—	$—	$33,525,561
Consumer Discretionary	25,859,044	—	—	25,859,044
Consumer Staples	35,134,417	—	—	35,134,417
Financials	77,931,211	—	—	77,931,211
Health Care	95,138,883	—	—	95,138,883
Industrials	33,074,641	—	—	33,074,641
Information Technology	39,153,323	—	—	39,153,323
Materials	15,238,906	—	—	15,238,906
Total Common Stocks	355,055,986	—	—	355,055,986
Preferred Stock
Information Technology	9,462,983	—	—	9,462,983
Total Preferred Stock	9,462,983	—	—	9,462,983
U.S. Treasury Bills	—	26,681,017	—	26,681,017
Money Market Fund	5,771,753	—	—	5,771,753
Total Investments
in Securities	$370,290,722	$26,681,017	$—	$396,971,739

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NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,867,176	$—	$—	$2,867,176
Consumer Discretionary	2,188,745	—	—	2,188,745
Consumer Staples	2,906,785	—	—	2,906,785
Financials	6,519,741	—	—	6,519,741
Health Care	7,973,915	—	—	7,973,915
Industrials	2,831,588	—	—	2,831,588
Information Technology	3,283,039	—	—	3,283,039
Materials	1,253,473	—	—	1,253,473
Total Common Stocks	29,824,462	—	—	29,824,462
Preferred Stocks
Capital Markets	—	333,375	—	333,375
Closed-End Fund	—	340,101	—	340,101
Information Technology	1,094,478	—	—	1,094,478
Total Preferred Stocks	1,094,478	673,476	—	1,767,954
REITs	670,249	—	—	670,249
Exchange-Traded Funds	1,906,246	—	—	1,906,246
Fixed Income
Corporate Bonds	—	2,552,361	—	2,552,361
Municipal Bonds	—	2,910,050	—	2,910,050
Total Fixed Income	—	5,462,411	—	5,462,411
U.S. Treasury Bills	—	5,239,390	—	5,239,390
Other Securities	1,266,578	—	—	1,266,578
Money Market Fund	1,036,936	—	—	1,036,936
Total Investments in Securities	$35,798,949	$11,375,277	$—	$47,174,226

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NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Scharf Global Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,057,169	$—	$—	$4,057,169
Consumer Discretionary	2,416,581	—	—	2,416,581
Consumer Staples	1,747,748	—	—	1,747,748
Financials	4,766,392	—	—	4,766,392
Health Care	5,495,525	—	—	5,495,525
Industrials	1,757,596	—	—	1,757,596
Information Technology	1,603,387	—	—	1,603,387
Materials	1,558,967	—	—	1,558,967
Total Common Stocks	23,403,365	—	—	23,403,365
Preferred Stock
Information Technology	1,300,870	—	—	1,300,870
Total Preferred Stock	1,300,870	—	—	1,300,870
Money Market Fund	408,814	—	—	408,814
Total Investments in Securities	$25,113,049	$—	$—	$25,113,049

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Scharf Fund pays fees calculated at an annual rate of 0.78% based upon the average daily net assets of the Fund. Effective January 1, 2023, the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund pay fees calculated at an annual rate of 0.65% and 0.70%, respectively, based upon the average daily net assets of each Fund. Prior to January 1, 2023, the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund paid fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund. For the six months ended March 31, 2023, the advisory fees incurred by the Funds are disclosed in the statements of operations.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund(a)	0.85%
Scharf Global Opportunity Fund(a)	0.52%

Percent of average daily net assets of each Fund.

(a)
Effective January 1, 2023, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Scharf Multi-Asset Opportunity Fund and Scharf Global Opportunity Fund expenses in order to limit total annual fund operating expenses (excluding, if applicable, acquired fund fees and expenses, interest, taxes, extraordinary expenses and class-specific expenses, such as distribution (12b-1) fees or shareholder servicing plan fees) to 0.85% and 0.52% of average daily net assets of the Funds, respectively. Prior to January 1, 2023, the expense caps for the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund were 0.88% and 0.54%, respectively.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2023, the Adviser reduced its fees in the amount of $168,711, $88,126, and $112,136 for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.

No amounts were recouped by the Adviser. The expense limitation for the Funds will remain in effect through at least January 27, 2024. The Expense Caps may be

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

terminated only by the Board of Trustees (the “Board”) of the Trust. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

		Scharf Multi-Asset		Scharf Global
Scharf Fund		Opportunity Fund		Opportunity Fund
Year	Amount	Year	Amount	Year	Amount
9/30/23	$158,468	9/30/23	$120,208	9/30/23	$114,950
9/30/24	331,385	9/30/24	246,375	9/30/24	257,887
9/30/25	338,354	9/30/25	245,090	9/30/25	262,343
3/31/26	168,711	3/31/26	88,126	3/31/26	112,136
	$996,918		$699,799		$747,316

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust including the Chief Compliance Officer are employees of Fund Services. Fees paid by the Funds for these services for the six months ended March 31, 2023, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. At the close of business on December 29, 2022, the Scharf Global Opportunity Fund’s Retail Class shares converted to the Institutional Class shares.  Therefore, effective December 30, 2022, the Scharf Global Opportunity Fund was no longer a part of the Plan. For the six months ended March 31, 2023, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2023, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, and $2,200,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2023, the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund did not draw on their lines of credit.

The Scharf Fund had an outstanding average balance of $10,266, paid a weighted average interest rate of 7.50%, and incurred interest expense of $781. During the six months ended March 31, 2023, the maximum borrowing by the Fund was $1,512,000.

At March 31, 2023, the Funds had no outstanding loan amounts.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$41,256,629	$44,874,793
Scharf Multi-Asset Opportunity Fund	4,372,611	6,680,201
Scharf Global Opportunity Fund	4,436,020	3,512,686

The Funds made no purchases or sales of U.S. government securities during the six months ended March 31, 2023.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2022, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$304,247,275	$40,888,128
Gross unrealized appreciation	74,047,048	8,061,882
Gross unrealized depreciation	(24,033,459)	(2,701,237)
Net unrealized appreciation (a)	50,013,589	5,360,645
Net unrealized depreciation on foreign currency	(19,078)	(872)
Undistributed ordinary income	1,912,870	186,317
Undistributed long-term capital gains	16,772,371	1,263,973
Total distributable earnings	18,685,241	1,450,290
Other accumulated gains/(losses)	(116,443)	(97,881)
Total accumulated earnings/(losses)	$68,563,309	$6,712,182

		Scharf Global
		Opportunity
		Fund
Cost of investments (a)		$20,393,797
Gross unrealized appreciation		3,128,066
Gross unrealized depreciation		(2,727,919)
Net unrealized appreciation (a)		400,147
Net unrealized depreciation on foreign currency		(1,057)
Undistributed ordinary income		223,591
Undistributed long-term capital gains		—
Total distributable earnings		223,591
Other accumulated gains/(losses)		281,541
Total accumulated earnings/(losses)		$904,222

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax adjustments related to partnerships, grantor trusts, tax equalization and transfer in-kind.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

As of September 30, 2022, the Scharf Multi-Asset Opportunity Fund has a capital loss carryforward of $300,100. The Fund’s use of this carryforward amount is limited to $94,293 per year.

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022 was as follows:

	March 31, 2023		September 30, 2022
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$2,449,143	$17,547,381	$4,142,207	$34,710,013
Scharf Multi-Asset
Opportunity Fund	289,803	1,330,727	692,216	3,856,423
Scharf Global
Opportunity Fund	258,154	—	459,693	2,066,494

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2022.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund
Morgan Stanley Smith Barney LLC	36.56%
National Financial Services LLC	30.56%

Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	87.95%

Scharf Global Opportunity Fund
Charles Schwab & Co., Inc.	52.17%
Brian Alan Krawez and Karen Krawez Trust	29.35%

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations. At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small-and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Multi-Asset Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, negatively impact the Funds’ arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

NOTE 12 – REORGANIZATION

On December 10, 2021, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization whereby the Scharf Alpha Opportunity Fund (the “Acquired Fund”) reorganized and merged into the Scharf Multi-Asset Opportunity Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”). The reorganization was structured as a tax-free reorganization for federal tax purposes and was effective as of the close of business December 17, 2021.

The reorganization was accomplished by a tax-free exchange of 254,271 shares of the Alpha Opportunity Fund Retail Class for 177,701 shares of the Multi-Asset

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2023 (Unaudited), Continued

Opportunity Fund Retail Class. At the close of business on December 17, 2021, the net assets of the Alpha Opportunity Fund Retail Class were $6,502,935 and the net assets of the Multi-Asset Opportunity Fund Retail Class were $7,193,020. After the reorganization, the net assets of the Multi-Asset Opportunity Fund Retail Class were $13,695,955.

The total net assets of the Alpha Opportunity Fund Retail Class of $6,502,935 included $331,643 of accumulated realized gains and $1,337,912 of net unrealized appreciation. Assuming the reorganization had been completed on October 1, 2021, the beginning of the reporting period for the Multi-Asset Opportunity Fund, the pro forma results of operations for the year ended September 30, 2022, would have been as follows:

Net investment income	$257,743
Net realized gain on investments	1,679,331
Change in unrealized appreciation on investments	(7,407,699)
Net decrease in net assets resulting from operations	$(5,470,625)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practical to separate the amounts of revenue and earnings for the Alpha Opportunity Fund that have been included in the Multi-Asset Opportunity’s statement of operations since December 17, 2021.

NOTE 13 – TRUSTEE AND OFFICER CHANGES

At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2023 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-Q and Form N-PORT is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. The report noted that each the Scharf Fund and the Scharf Global Opportunity Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. No significant liquidity events impacting the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund

At meetings held on October 18, 2022 and December 7-8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), and Scharf Global Opportunity Fund (the “Global Opportunity Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2022 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Scharf Fund: The Board noted that the Fund outperformed the Morningstar peer group and Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period, but underperformed for the three- and five-year periods ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similar account composite for the one-, three-, five- and ten-year periods ended June 30, 2022.

Multi-Asset Fund: The Board noted that the Fund performed above the average of its Morningstar peer group and Cohort for the one-, three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

period and underperformed for the three- and five-year periods. The Board also considered that the Fund outperformed its secondary benchmark index for the one-, three- and five-year periods ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods ended June 30, 2022.

Global Opportunity Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-year period and outperformed for the three- and five-year periods ended June 30, 2022. The Board also noted that the Fund outperformed its Cohort average over the one-, three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three- and five-year periods.

The Board noted that the Adviser stated it does not manage any other accounts similar to the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the Morningstar peer funds, the Cohort and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.79% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the Fund’s contractual management fee was above the average and the median of the Cohort. The Board noted that the Fund’s net expense ratio was below the Cohort average and Morningstar peer group average, while it was in line with the Cohort median. The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.88% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were each above the Cohort median and average. The Board also noted that the net expense ratio was above the average of the Morningstar peer group. The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients.

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the contractual management fee of the Fund was above the Cohort median and average. The Board noted that the Fund’s net expense ratio was below the Cohort median and average and the average of the Morningstar peer group. The Board noted that the Adviser does not manage any other accounts similarly to that of the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds. The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

benefits derived by the Adviser from its relationship with the Funds. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, and Global Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Blvd., Suite 207
Los Gatos, CA 95032

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (866)-5SCHARF. Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/6/2023

By (Signature and Title)*   /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date   6/8/2023